UNIT-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Nonvested Performance-based Units Activity [Table Text Block]
A summary of PBFX's unit award activity for the year ended December 31, 2014, is set forth below:

	Number of Phantom Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	—	$—
Granted	285,522	26.57
Forfeited	(10,000)	26.74
Nonvested at December 31, 2014	275,522	$26.56